Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Property, plant and equipment

15.	Property, plant and equipment

Property, plant and equipment are measured at acquisition and/or construction cost, less accumulated depreciation and impairment losses (the latter only if applicable). Depreciation is calculated based on the straight-line method over terms that consider the expected useful lives of the assets and their residual values. On December 31, 2024 and December 31, 2023, the Company has no indicators of impairment in its property, plant and equipment.

The estimated costs of dismantling towers and equipment on rented properties are capitalized and depreciated over the estimated useful lives of these assets. The Company recognizes the present value of these costs in property, plant and equipment against the account “provision for future asset decommissioning”. The interest incurred in updating the provision is classified as financial expenses.

Gains and losses on disposal are determined by comparing the amounts of these disposals with the book value at the time of the transaction and are recognized in “other income (expenses), net” in the statement of income.

•	Changes in property, plant and equipment

	Balance in 2023	Additions	Write-offs	Transfers	Balance in 2024

Total cost of property, plant and equipment, gross	70,343,331	5,978,275	(589,563)	-	75,732,043
Commutation/transmission equipment	38,274,244	-	(97,312)	3,020,234	41,197,166
Fiber optic cables	786,762	-	-	5,221	791,983
Leased handsets	4,082,742	842	(15,341)	187,877	4,256,120
Infrastructure	7,737,385	-	(18,007)	206,335	7,925,713
Informatics assets	1,803,782	-	(4,220)	7,377	1,806,939
General use assets	1,004,301	-	(2,382)	45,421	1,047,340
Right-of-assets	15,973,178	2,506,600	(451,666)	-	18,028,112
Land	38,588	-	(504)	-	38,084
Construction in progress	642,349	3,470,833	(131)	(3,472,465)	640,586

Total accumulated depreciation	(47,931,516)	(5,109,364)	124,165	-	(52,916,715)
Commutation/transmission equipment	(28,413,977)	(2,639,864)	91,290	-	(30,962,551)
Fiber optic cables	(644,978)	(60,165)	-	-	(705,143)
Leased handsets	(3,761,002)	(206,398)	10,736	-	(3,956,664)
Infrastructure	(5,325,647)	(350,734)	16,354	-	(5,660,027)
Informatics assets	(1,715,818)	(36,981)	4,112	-	(1,748,687)
General use assets	(755,528)	(49,736)	1,673	-	(803,591)
Right-of-assets	(7,314,566)	(1,765,486)	-	-	(9,080,052)
Total property, plant and equipment, net	22,411,815	868,911	(465,398)	-	22,815,328
Commutation/transmission equipment	9,860,267	(2,639,864)	(6,022)	3,020,234	10,234,615
Fiber optic cables	141,784	(60,165)	-	5,221	86,840
Leased handsets	321,740	(205,556)	(4,605)	187,877	299,456
Infrastructure	2,411,738	(350,734)	(1,653)	206,335	2,265,686
Informatics assets	87,964	(36,981)	(108)	7,377	58,252
General use assets	248,773	(49,736)	(709)	45,421	243,749
Right-of- assets	8,658,612	741,114	(451,666)	-	8,948,060
Land	38,588	-	(504)	-	38,084
Construction in progress	642,349	3,470,833	(131)	(3,472,465)	640,586

	Balance in 2022	Additions / depreciation	Write-offs	Transfers	Balance in 2023
Total cost of property, plant and equipment, gross	65,529,479	5,982,695	(1,168,843)	-	70,343,331
Commutation/transmission equipment	35,061,237	16,663	(157,738)	3,354,082	38,274,244
Fiber optic cables	783,396	-	-	3,366	786,762
Leased handsets	3,876,846	-	(16,853)	222,749	4,082,742
Infrastructure	7,710,055	19,423	(43,030)	50,937	7,737,385
Informatics assets	1,780,690	-	(5,022)	28,114	1,803,782
General use assets	966,562	-	(857)	38,596	1,004,301
Right-of-assets	14,462,803	2,454,191	(943,816)	-	15,973,178
Land	39,802	-	(1,214)	-	38,588
Construction in progress	848,088	3,492,418	(313)	(3,697,844)	642,349

Total accumulated depreciation	(42,868,327)	(5,265,209)	202,020	-	(47,931,516)
Commutation/transmission equipment	(26,235,111)	(2,330,719)	151,853	-	(28,413,977)
Fiber optic cables	(583,854)	(61,124)	-	-	(644,978)
Leased handsets	(3,598,459)	(173,817)	11,274	-	(3,761,002)
Infrastructure	(4,992,013)	(367,017)	33,383	-	(5,325,647)
Informatics assets	(1,675,606)	(45,208)	4,996	-	(1,715,818)
General use assets	(706,014)	(50,028)	514	-	(755,528)
Right-of-assets	(5,077,270)	(2,237,296)	-	-	(7,314,566)
Total property, plant and equipment, net	22,661,152	717,486	(966,823)	-	22,411,815
Commutation/transmission equipment	8,826,126	(2,314,056)	(5,885)	3,354,082	9,860,267
Fiber optic cables	199,542	(61,124)	-	3,366	141,784
Leased handsets	278,387	(173,817)	(5,579)	222,749	321,740
Infrastructure	2,718,042	(347,594)	(9,647)	50,937	2,411,738
Informatics assets	105,084	(45,208)	(26)	28,114	87,964
General use assets	260,548	(50,028)	(343)	38,596	248,773
Right-of-assets	9,385,533	216,895	(943,816)	-	8,658,612
Land	39,802	-	(1,214)	-	38,588
Construction in progress	848,088	3,492,418	(313)	(3,697,844)	642,349

The construction in progress represents the cost of projects in progress related to the construction of networks and/or other tangible assets in the period of their construction and installation, until the moment they come into operation, when they will be transferred to the corresponding accounts of these assets.

The lease rights of use are represented by leased agreements of identifiable assets within the scope of IFRS16. These rights refer to leases of network infrastructure, stores and kiosks, real estate, land (Network) and fiber, as below:

Right-of-assets	Network infrastructure	Shops & kiosks and real estate	Land (Network)	Fiber	Total
Balances at December 31, 2023	4,677,150	833,391	2,351,706	796,365	8,658,612
Additions (i)	879,180	514,188	227,158	886,074	2,506,600
Remeasurement	(223,342)	(22,824)	(205,500)	-	(451,666)
Depreciation	(745,866)	(158,612)	(370,837)	(490,171)	(1,765,486)
Balances at December 31, 2024	4,587,122	1,166,143	2,002,527	1,192,268	8,948,060
Annual depreciation rates	9.55%	10.34%	8.86%	14.24%

(i)	The change in the right of use in leases includes net additions of lease incentives received, totaling R$ 89 million.

Right-of-assets	Network infrastructure	Shops & kiosks and real estate	Land (Network)	Fiber	Total
Balances at December 31, 2022	5,346,449	639,210	2,393,792	1,006,082	9,385,533

Additions	968,033	368,426	835,246	282,486	2,454,191
Remeasurement	(542,803)	(37,346)	(363,667)	-	(943,816)
Depreciation	(1,094,529)	(136,899)	(513,665)	(492,203)	(2,237,296)
Balances at December 31, 2023	4,677,150	833,391	2,351,706	796,365	8,658,612
Annual depreciation rates	12.21%	11.72%	12.54%	8.33%

•	Depreciation rates (annual %)

Commutation/transmission equipment	6.67−20
Fiber optic cables	10
Leased handsets	14.28−50
Infrastructure	4–20
Informatics assets	10–20
General use assets	10–20
Leasehold improvements	10–20
Right-of-assets	10−12

In 2024, pursuant to IAS 16, the Company assessed the useful life estimates for their property, plant and equipment, concluding that there were no significant changes or alterations to the circumstances on which the estimates were based that would justify changes to the useful lives currently in use.